Accounting Policies - Translation of Foreign Operations (Details) $ in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Net investment | UHI
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	$ 433.7	$ 8,189,662	$ 421.2	$ 8,285,286
Warrants issued by UHI | Fair value hedge of foreign currency
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	1,788.6	33,775,451	1,775.1	34,921,530
Open Ended Fund | Fair value hedge of foreign currency
Detailed information about hedges
Financial instruments designated as hedging instruments, at fair value	$ 248.3	$ 4,688,202	$ 389.5	$ 7,662,726